Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000237818 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Core Bond Fund
Class Name	Institutional Class
Trading Symbol	TTRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Core Bond Fund returned 4.71% versus its index, the Bloomberg Intermediate Government/Credit Bond Index, which returned 4.01%, for outperformance of 0.70%. Outperformance was driven by positive attribution effects across asset allocation and security selection, with yield curve positioning detracting from performance.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
  The Fund benefited from active management between asset classes, as the Fund’s exposure to corporates and preferreds increased from a low of 43.5% in February 2025 to a high of 60.9% in June 2025 to take advantage of the distress in credit markets
  Security selection within corporate bonds contributed positively to performance, as the corporate bonds held by the Fund outperformed those held by the benchmark
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was underweight (relative to the benchmark) shorter maturity government bonds and overweight longer maturity government bonds
  During the reporting period, shorter maturity government bond yields declined, while longer maturity government bond yields increased

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Core Bond Fund’s Institutional Class vs. the Bloomberg U.S. Aggregate Bond Index and the Bloomberg Intermediate U.S. Government/Credit Bond Index.
Growth of $10,000
For the period September 6, 2022* through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	4.71%	5.05%*
Bloomberg U.S. Aggregate Bond Index	2.88%	3.38%**
Bloomberg Intermediate U.S. Government/Credit Bond Index	4.01%	4.11%**
*	The Ambrus Core Bond Fund commenced operations on September 6, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Sep. 06, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus‑core‑bond‑fund/ for performance data current to the most recent month-end.
Net Assets	$ 494,711,448
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 1,800,365
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$494,711,448
Total number of portfolio holdings	162
Total advisory fee paid, net	$1,800,365
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of September 30, 2025) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000237820 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousCalifornia Bond Fund
Class Name	Institutional Class
Trading Symbol	TCCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious California Bond Fund returned 1.88% versus its index, the Bloomberg California Municipal Inter-Short (1-10 Year) Bond Index, which returned 3.28%, for underperformance of -1.40%. Underperformance was primarily driven by negative attribution effects from yield curve positioning and an overweight to callable bonds.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was overweight longer duration municipal bonds, (specifically within the 15-25 year maturity range) which underperformed shorter duration municipal bonds
  Over the reporting period, the AAA-rated 1-year municipal bond yields decreased by 21 basis points, while AAA-rated 20-year municipal bond yields rose by 75 basis points
  An overweight to callable bonds (relative to the index) also detracted from performance, as callable bonds underperformed bonds without call structures (“bullet” bonds) due to elevated interest rate volatility

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious California Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index and the Bloomberg California Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 3, 2022* through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	1.88%	3.89%*
Bloomberg Municipal Bond Index	1.39%	4.74%**
Bloomberg California Municipal Inter-Short (1-10 Year) Index	3.28%	4.10%**
*	The Ambrus Tax-Conscious California Bond Fund commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 03, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus‑tax‑conscious‑california‑bond‑fund/ for performance data current to the most recent month-end.
Net Assets	$ 431,587,684
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,449,985
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$431,587,684
Total number of portfolio holdings	308
Total advisory fee paid, net	$1,449,985
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of September 30, 2025) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.
C000237822 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-ConsciousNational Bond Fund
Class Name	Institutional Class
Trading Symbol	TCNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/. You can also request this information by contacting us at (833) 996‑2101.
Additional Information Phone Number	(833) 996‑2101
Additional Information Website	https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Summary of Results
Over the trailing one-year, the Ambrus Tax-Conscious National Bond Fund returned 2.70% versus its index, the Bloomberg Municipal Inter-Short (1-10 Year) Bond Index, which returned 3.29%, for an underperformance of -0.59%.
Top Contributors to Performance
  An overweight to corporate credit contributed positively to performance, as investment-grade credit spreads compressed from +129 basis points to +114 basis points over the reporting period
Top Detractors to Performance
  Yield curve positioning detracted from performance, as the Fund was overweight longer duration municipal bonds, (specifically within the 15-25 year maturity range) which underperformed shorter duration municipal bonds
  Over the reporting period, the AAA-rated 1-year municipal bond yields decreased by 21 basis points, while AAA-rated 20-year municipal bond yields rose by 75 basis points
  An overweight to callable bonds (relative to the index) also detracted from performance, as callable bonds underperformed bonds without call structures (“bullet” bonds) due to elevated interest rate volatility

Performance Past Does Not Indicate Future [Text]	All returns represent past performance which is no guarantee of future results.
Line Graph [Table Text Block]
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Ambrus Tax-Conscious National Bond Fund’s Institutional Class vs. the Bloomberg Municipal Bond Index and the Bloomberg Municipal Inter-Short (1-10 Year) Index.
Growth of $10,000
For the period October 3, 2022* through September 30, 2025

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	Since inception
Institutional Class	2.70%	4.27%*
Bloomberg Municipal Bond Index	1.39%	4.74%**
Bloomberg Municipal Inter-Short (1-10 Year) Index	3.29%	4.19%**
*	The Ambrus Tax-Conscious National Bond Fund commenced operations on October 3, 2022.
**	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.

Performance Inception Date	Oct. 03, 2022
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.ambrusfunds.com/ambrus‑tax‑conscious‑national‑bond‑fund/ for performance data current to the most recent month-end.
Net Assets	$ 404,045,744
Holdings Count | Holding	329
Advisory Fees Paid, Amount	$ 1,349,263
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$404,045,744
Total number of portfolio holdings	329
Total advisory fee paid, net	$1,349,263
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]	Portfolio Holdings Summary Table (as of September 30, 2025) The following table presents a summary of the portfolio composition of the Fund, as a percentage of net assets: Portfolio Composition
Material Fund Change [Text Block]	Material Fund changes during the period There were no material changes to the Fund.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no disagreements with accountants.